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PROSPECTUS SUPPLEMENT


NORTHERN FUNDS -- EQUITY FUNDS
SUPPLEMENT DATED JULY 31, 2006 TO PROSPECTUS DATED JULY 31, 2006


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The following replaces the seventh paragraph under "Fund Management" on page 37 of the Prospectus:

Effective July 31, 2006, Robin R. Kollannur, Senior Vice President of Northern Trust, was added as a fund manager to the LARGE CAP VALUE FUND. Since joining Northern Trust in August 2004, Mr. Kollannur has managed various equity portfolios. From 2003 to 2004, Mr. Kollannur was Chief Executive Officer of Medius Capital Group, specializing in value equity investments. From 1996 to 2003, he was a senior value equity portfolio manager and analyst with Brandes Investment Partners, LP.



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                                                           EQTY SPT 706
                                     50 South LaSalle
                                     P.O. Box 75986
                                     Chicago, Illinois 60675-5986
                                     800/595-9111
     (NORTHERN FUNDS LOGO)           northernfunds.com